Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Debentures
Schedule of Fair Value Assumptions of Conversion Features

The relative fair value of the warrants and conversion features were determined using the Black-Scholes Option Pricing Model using the assumptions set out as follows:

April 20, 2023
Risk-free interest rate	3.86%
Expected volatility	101.71 – 119.94%
Dividend yield	0%
Expected life	2.03–- 2.19 years

Schedule of Convertible Debt

A continuity schedule of the Company’s convertible debt is as follows:

Balance as at January 1, 2023	$-
Issued	11,135,145
Transaction costs	(992,525)
Transaction costs allocated to equity	77,086
Relative fair value of conversion feature	(369,181)
Relative fair value of Warrants	(495,653)
Repayment	(709,022)
Accretion	578,675
Interest	931,962
Currency translation adjustment	173,232
Balance as at December 31, 2023	$10,329,719
Repayment	(1,312,073)
Conversion	(737)
Accretion	880,320
Interest	1,317,458
Currency translation adjustment	(849,694)
Balance as at December 31, 2024	$10,364,993
Current	$10,364,993
Long-term	$-